Annual Total Returns - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund - Fidelity Advisor Equity Growth Fund - Class A	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	6.74%
Annual Return 2016	0.29%
Annual Return 2017	34.85%
Annual Return 2018	(0.45%)
Annual Return 2019	33.68%
Annual Return 2020	43.42%
Annual Return 2021	22.72%
Annual Return 2022	(24.66%)
Annual Return 2023	35.24%
Annual Return 2024	29.72%